Dividends and capital contributions (Parent company)	12 Months Ended
Jan. 28, 2012
Parent company
Dividends and capital contributions

Note F—Dividends and capital contributions

The Parent Company received cash dividends from certain of its subsidiaries of $676 million, $180 million and $158 million during fiscals 2011, 2010 and 2009, respectively. The cash dividends received during fiscal 2011, included $519 million from our subsidiary Toys-Delaware for the repayment of the 7.625% notes due fiscal 2011 and $25 million from our subsidiary Toys “R” Us Property Company I, LLC in connection with the expired tender offer, as permitted by the indenture under the tender offer of the 10.75% senior unsecured notes due fiscal 2017. Additionally, Parent Company received cash distributions from its property subsidiaries during fiscals 2011, 2010 and 2009 of $4 million, $14 million and $7 million, respectively, which were recorded as returns of capital. During fiscal 2011, TRU-Value issued a $63 million non-cash dividend of a portion of its intercompany receivable due from Toys-Delaware to Parent Company.

During fiscal 2011, Parent Company made a capital contribution of $79 million to TRU Asia, Ltd., which it used to acquire a 70% interest in Labuan. Refer to Note 17 to our Consolidated Financial Statements entitled “ACQUISITIONS” for further details.

During fiscal 2010, Parent Company made a capital contribution of $21 million to TRU Japan Holdings 2, LLC (“Holdings 2”) which it used to purchase an additional 9% of Toys—Japan common stock (“Toys—Japan Common Stock”). Refer to Note 18 to our Consolidated Financial Statements entitled “TOYS—JAPAN SHARE ACQUISITION” for further details.

During fiscal 2009, Parent Company made the following capital contributions: $66 million to Holdings 2, which it used to purchase an additional 28% of Toys—Japan Common Stock. (Refer to Note 18 to our Consolidated Financial Statements entitled “TOYS—JAPAN SHARE ACQUISITION” for further details); $142 million to Toys “R” Us Property Company I, LLC, which it used to repay the outstanding loan balance under the unsecured credit agreement and related transaction costs; and $47 million to a wholly owned subsidiary, which it used to repay $200 million in secured real estate loans.